Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of mutual funds depositary function [line items]
Equity		$ 30,235,591	$ 11,472,381
Banco Macro SA [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		54,522
Banco Macro SA [member] | Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		3,170,118,969
Equity		$ 73,135,349
Banco Macro SA [member] | Argenfunds Abierto Pymes II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		8,783,667,212
Equity		$ 14,168,004
Banco Macro SA [member] | Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		29,097,632
Equity		$ 3,863,390
Banco Macro SA [member] | Argenfunds Financiamiento Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		9,558,224,291
Equity		$ 10,154,728
Banco Macro SA [member] | Argenfunds Gestin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		34,474,906,771
Equity		$ 68,252,911
Banco Macro SA [member] | Argenfunds Infraestructura [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		4,573,244,689
Equity		$ 6,585,432
Banco Macro SA [member] | Argenfunds Inversión Dólares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		130,249
Equity		$ 202,496
Banco Macro SA [member] | Argenfunds Inversin Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		26,097,419,429
Equity		$ 28,248,055
Banco Macro SA [member] | Argenfunds Liquidez [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		7,018,223,331
Equity		$ 118,228,474
Banco Macro SA [member] | Argenfunds Liquidez Dólares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		4,797,621
Equity		$ 7,082,244
Banco Macro SA [member] | Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		355,916,114
Equity		$ 53,191,296
Banco Macro SA [member] | Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		81,991,416
Equity		$ 7,136,807
Banco Macro SA [member] | Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		4,261,226
Equity		$ 6,919,123
Banco Macro SA [member] | Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Equity		$ 146,733
Banco Macro SA [member] | Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		174,680,528,605
Equity		$ 73,468,383
Banco Macro SA [member] | Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		21,670,799
Equity		$ 2,544,930
Banco Macro SA [member] | Argenfunds Renta Fija II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		33,647,261,392
Equity		$ 51,888,554
Banco Macro SA [member] | Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		200,205,163
Equity		$ 6,668,373
Banco Macro SA [member] | Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		3,033,969
Equity		$ 24,627
Banco Macro SA [member] | Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		1,154,082,668
Equity		$ 27,071,588
Banco Macro SA [member] | Argenfunds Renta Mixta Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		838,077
Equity		$ 1,253,991
Banco Macro SA [member] | Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		7,279
Equity		$ 3,622
Banco Macro SA [member] | Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		568,371,479
Equity		$ 4,560,314
Banco Macro SA [member] | Argenfunds Renta Variable [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		2,834,890,054
Equity		$ 2,581,636
Banco Macro SA [member] | Argenfunds Retorno Absoluto [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		63,420,101
Equity		$ 1,483,560
Banco Macro SA [member] | Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		24,130,060
Equity		$ 39,635,145
Banco Macro SA [member] | Pionero Acciones Argentinas [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	22,635
Equity	[1]	$ 8,183,696
Banco Macro SA [member] | Pionero Acciones Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		12,711,573
Equity		$ 3,870,060
Banco Macro SA [member] | Pionero Ahorro Dlar Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		102,917,184
Equity		$ 155,386,540
Banco Macro SA [member] | Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		57,998,310
Equity		$ 90,817,600
Banco Macro SA [member] | Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		411,654,410
Equity		$ 23,441,588
Banco Macro SA [member] | Pionero Capital [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		1,819,935,732
Equity		$ 8,500,528
Banco Macro SA [member] | Pionero Capital Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	52,643,940
Equity	[1]	$ 4,619,830
Banco Macro SA [member] | Pionero Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		2,457,239,120
Equity		$ 25,640,547
Banco Macro SA [member] | Pionero Desarrollo [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		6,375,890,765
Equity		$ 82,289,753
Banco Macro SA [member] | Pionero Dólar Dinámico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		31,402,547
Equity		$ 48,019,105
Banco Macro SA [member] | Pionero Dólar Gestión [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		1,000
Equity		$ 1,459
Banco Macro SA [member] | Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		452,678,165
Equity		$ 29,605,166
Banco Macro SA [member] | Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		148,042,291
Equity		$ 32,978,702
Banco Macro SA [member] | Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		2,661,310,883
Equity		$ 90,840,547
Banco Macro SA [member] | Pionero Fondo Común de Inversión Abierto para el Financiamiento de la Infraestructura y la Economía Real [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		751,339,074
Equity		$ 4,293,612
Banco Macro SA [member] | Pionero Inversin Dolar [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		10,916,311
Equity		$ 17,702,831
Banco Macro SA [member] | Pionero Moneda [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		11,605,807,478
Equity		$ 15,619,721
Banco Macro SA [member] | Pionero Money Market Dolar [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		422,894,777
Equity		$ 626,032,070
Banco Macro SA [member] | Pionero Multiestrategia Mix [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		100,000
Equity		$ 166
Banco Macro SA [member] | Pionero Multiestrategia Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		100,000
Equity		$ 166
Banco Macro SA [member] | Pionero Patrimonio I [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	51,428,750,430
Equity	[1]	$ 91,790,314
Banco Macro SA [member] | Pionero Performance III [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		666
Equity		$ 99
Banco Macro SA [member] | Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		6,535,845,768
Equity		$ 592,667,796
Banco Macro SA [member] | Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	41,909,363,575
Equity	[1]	$ 2,205,660,178
Banco Macro SA [member] | Pionero Recovery [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		2,068,683,159
Equity		$ 6,026,145
Banco Macro SA [member] | Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		9,316,051
Equity		$ 13,033,646
Banco Macro SA [member] | Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		701,672,337
Equity		$ 186,056,091
Banco Macro SA [member] | Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		758,856,157
Equity		$ 45,401,145
Banco Macro SA [member] | Pionero Renta Balanceado [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		4,559,413,671
Equity		$ 54,070,667
Banco Macro SA [member] | Pionero Renta Crecimiento [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	6,517,746
Equity	[1]	$ 11,831,291
Banco Macro SA [member] | Pionero Renta Dolar Estrategia [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		13,773,895
Equity		$ 24,748,378
Banco Macro SA [member] | Pionero Renta Dolares [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		22,551,349
Equity		$ 39,037,813
Banco Macro SA [member] | Pionero Renta Dolares Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		5,706,511
Equity		$ 16,320,649
Banco Macro SA [member] | Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		515,348,677
Equity		$ 33,207,962
Banco Macro SA [member] | Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		18,993,130
Equity		$ 55,234,604
Banco Macro SA [member] | Pionero renta global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	[1]	31,255,857
Equity	[1]	$ 6,457,877
Banco Macro SA [member] | Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		301,650,531
Equity		$ 19,099,955
Banco Macro SA [member] | Pionero Renta Pesos [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		42,029,876
Equity		$ 6,987,373
Banco Macro SA [member] | Pionero Retorno [member]
Disclosure of mutual funds depositary function [line items]
Number of shares		7,851,544,078
Equity		$ 15,468,662
Banco Macro SA [member] | Pionero Retorno Total [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		22,007,748
Equity		$ 2,260,519
Banco Macro SA [member] | Pionero Performance [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		212
Equity		$ 100
Banco Macro SA [member] | Pionero Performance II [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares		50,038
Equity		$ 2,103

[1]	On October 15, 2025, the Board of Directors of Macro Fondos SGFCISA approved a scheme for the reorganization and merger of various Mutual Funds managed by the entity. As part of that scheme, on November 19, 2025, the CNV, through resolution RESFC-23346-APN-DIR#CNV, approved the merger by absorption of the funds “Pionero Pesos Plus II” (former Goal) and “Pionero Premium” (former Goal) into the fund “Pionero Pesos Plus”, which was effective on December 9, 2025, and proceeded to cancel the registration of the funds “Pionero Pesos II” (former Goal) and “Pionero Premium” (former Goal), under registration numbers No. 151 and No. 1334. Additionally, on December 10, 2025, the CNV, through resolution RESFC-2025-23370-APN-DIR#CNV, approved the merger by absorption of the fund “Pionero Ahorro Max” (former Goal) into the fund “Pionero Patrimonio I”, which was effective on December 29, 2025, and proceeded to cancel the registration of the fund “Pionero Ahorro Max” (former Goal), under registration number No. 623. Under the approved scheme, the following mergers remain pending as of the date of issuance of these consolidated Financial Statements.